Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,579	$ 1,510
Our share of:
Net income (loss)	51	86
Other comprehensive income (loss)	(9)	(9)
Total comprehensive income (loss)	$ 42	$ 77